Pensions and other post-employment benefits - Defined benefit obligation funding arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions analysis
Defined benefit obligation	€ 15,789	€ 16,868
Wholly funded
Actuarial assumptions analysis
Defined benefit obligation	12,665	12,782
Partly funded
Actuarial assumptions analysis
Defined benefit obligation	2,252	3,149
Unfunded
Actuarial assumptions analysis
Defined benefit obligation	€ 872	€ 937